Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 6,940,828	$ 1,006,325	¥ 7,237,004	¥ 8,658,559
Cost of revenues (including related party transactions of RMB61,566, RMB68,639 and RMB64,876 (US$9,406) for the years ended December 31, 2020, 2021 and 2022, respectively)	(1,235,173)	(179,083)	(1,047,892)	(961,170)
Gross profit	5,705,655	827,242	6,189,112	7,697,389
Operating expenses:
Sales and marketing expenses	(2,866,206)	(415,561)	(2,759,905)	(3,246,507)
General and administrative expenses (including provision for doubtful accounts of RMB95,683, RMB53,294 and RMB8,828 (US$1,280) for the years ended December 31, 2020, 2021 and 2022, respectively)	(502,340)	(72,832)	(543,799)	(381,843)
Product development expenses	(1,417,094)	(205,459)	(1,398,037)	(1,364,227)
Total Operating expenses (including related party transactions of RMB99,763, RMB108,955 and RMB126,812 (US$18,386) for the years ended December 31, 2020, 2021 and 2022, respectively)	(4,785,640)	(693,852)	(4,701,741)	(4,992,577)
Other operating income, net	327,507	47,484	294,241	443,215
Operating profit	1,247,522	180,874	1,781,612	3,148,027
Interest and investment income, net (including related party transactions of RMB63,558, RMB136,613 and RMB143,848 (US$20,856) for the years ended December 31, 2020, 2021 and 2022, respectively)	565,090	81,931	395,245	392,160
Earnings/(loss) from equity method investments	(49,766)	(7,215)	301	(1,246)
Income before income taxes	1,762,846	255,590	2,177,158	3,538,941
Income tax expense	61,780	8,957	(34,006)	(260,945)
Net income	1,824,626	264,547	2,143,152	3,277,996
Net (income)/loss attributable to noncontrolling interests	30,548	4,429	105,633	(2,338)
Net income attributable to Autohome Inc.	1,855,174	268,976	2,248,785	3,275,658
Accretion of mezzanine equity	(137,610)	(19,952)	(411,792)	0
Accretion attributable to noncontrolling interests	89,612	12,993	311,573	0
Net income attributable to ordinary shareholders	¥ 1,807,176	$ 262,017	¥ 2,148,566	¥ 3,275,658
Earnings per share for ordinary shares:
Basic | (per share)	¥ 3.62	$ 0.52	¥ 4.30	¥ 6.86
Diluted | (per share)	¥ 3.62	$ 0.52	¥ 4.29	¥ 6.83
Weighted average number of shares used to compute earnings per share attributable to common stockholders:
Basic	499,160,564	499,160,564	499,861,764	477,467,268
Diluted	499,666,792	499,666,792	500,481,540	479,686,380
Net income	¥ 1,824,626	$ 264,547	¥ 2,143,152	¥ 3,277,996
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments	418,931	60,739	(106,893)	(86,120)
Comprehensive income	2,243,557	325,286	2,036,259	3,191,876
Comprehensive (income)/ loss attributable to noncontrolling interests	31,165	4,519	100,326	(2,338)
Comprehensive income attributable to Autohome Inc.	¥ 2,274,722	$ 329,805	¥ 2,136,585	¥ 3,189,538
ADR [Member]
Earnings per share for ordinary shares:
Basic | (per share)	¥ 14.48	$ 2.10	¥ 17.19	¥ 27.44
Diluted | (per share)	¥ 14.47	$ 2.10	¥ 17.17	¥ 27.32
Media Services [Member]
Net revenues:
Total net revenues	¥ 1,963,289	$ 284,650	¥ 2,011,446	¥ 3,455,056
Leads Generation Services [Member]
Net revenues:
Total net revenues	3,056,924	443,212	2,988,075	3,198,832
Online Marketplace And Other Service [Member]
Net revenues:
Total net revenues	¥ 1,920,615	$ 278,463	¥ 2,237,483	¥ 2,004,671